STOCK-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Millions	8 Months Ended	12 Months Ended
	Aug. 25, 2020 shares	Jan. 03, 2021 USD ($) plan $ / shares shares	Dec. 29, 2019 plan shares	Dec. 30, 2018 shares	Aug. 26, 2020 shares	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan		2	2
Restricted Stock Units (RSUs) And Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in USD per share) | $ / shares		$ 18.70
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested shares (in shares)		1,158,000
Fair value of restricted stock units vested | $		$ 0.4
Unrecognized stock-based compensation | $		$ 12.2
Unrecognized stock-based compensation, period for recognition		2 years 4 months 24 days
SunPower Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares replaced due to spin-off (in shares)					2,100,000
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual increase percentage					2.00%	3.00%
Number of shares available for grant (in shares)					6,000,000
Shares withheld for tax withholding obligation (in shares)	100,000		200,000	200,000
2015 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
2015 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested shares (in shares)					1,200,000
Annual increase percentage		3.00%
Shares withheld for tax withholding obligation (in shares)		1,393
2020 Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years